Other Current Assets and Other Current Financial Assets - Prepaid Expenses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Prepaid Expense Current [abstract]
Advances for inventories	$ 1,651	$ 1,359
Advertising and promotional expenses paid in advance	93	89
Advances to service suppliers	30	60
Prepaid leases	93	239
Prepaid insurance	181	129
Others	376	325
Current prepaid expenses	2,424	2,201
Prepaid advertising and promotional expenses	$ 7,471	$ 8,840	$ 7,695